LEASE LIABILITY: (Tables) - Recast [Member]	Dec. 29, 2022
Schedule of Leases

	April 30, 2022 $	April 30, 2021 $

Right-of-use asset from property lease repayable in monthly instalments of $2,332 and an interest rate of 13% per annum and an end date of October 15, 2022	13,475	37,948
Less: current portion	(13,475)	(27,982)

Non-current portion	-	9,966

Schedule of Future Minimum Lease Payments

April 30, 2022 $

2022	-
2023	13,991
Total minimum lease payments	13,991
Less: imputed interest	(516)
Total present value of minimum lease payments	13,475
Less: current portion	(13,475)
Non-current portion	-